Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Total	Preferred Shares	Ordinary Shares	Additional Paid-in Capital	Accumulated Deficit
Balance at Dec. 27, 2013	$ 82,863	$ 142,728		$ 856	$ (60,721)
Balance, Shares at Dec. 27, 2013		17,722,808
Capital contributions	19			19
Share-based compensation expense	1,011			1,011
Vesting of restricted shares			22,377
Net income	6,168				6,168
Balance at Dec. 26, 2014	90,061	$ 142,728		1,886	(54,553)
Balance, Shares at Dec. 26, 2014		17,722,808	22,377
Share-based compensation expense	1,118			1,118
Vesting of restricted shares			43,032
Dividend to shareholders	(22,127)				(22,127)
Net income	5,626				5,626
Balance at Dec. 25, 2015	74,678	$ 142,728		3,004	(71,054)
Balance, Shares at Dec. 25, 2015		17,722,808	65,409
Ordinary shares issued, net of transaction costs	47,103			47,103
Ordinary shares issued, net of transaction costs, Shares			5,877,778
Conversion of preferred shares to ordinary shares	0	$ (142,728)	$ 2	142,726
Conversion of preferred shares to ordinary shares, shares		(17,722,808)	17,722,808
Share-based compensation expense	$ 3,216			3,216
Vesting of restricted shares	0		191,386
Net income	$ 16,662				16,662
Balance at Dec. 30, 2016	141,659		$ 2	196,049	(54,392)
Balance, Shares at Dec. 30, 2016			23,857,381
Ordinary shares issued, net of transaction costs	7,277			7,277
Ordinary shares issued, net of transaction costs, Shares			881,667
Share-based compensation expense	344			344
Vesting of restricted shares			31,841
Net income	12,840				12,840
Balance at Mar. 31, 2017	$ 162,120		$ 2	$ 203,670	$ (41,552)
Balance, Shares at Mar. 31, 2017			24,770,889